Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (121)	£ (66)	£ (155)
Adjustments in respect of prior years	(2)	27	42
Total current tax charge	(123)	(39)	(113)
Deferred tax
In respect of temporary differences	96	277	185
Other adjustments in respect of prior years	14	(16)	9
Total deferred tax credit	110	261	194
Total tax (charge)/credit	£ (13)	£ 222	£ 81